DISCONTINUED OPERATION (Details) ¥ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Dec. 16, 2020 CNY (¥)	Dec. 16, 2020 USD ($)
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Net (loss) income from discontinued operations, net of tax	$ (6,439,549)	$ (23,834,894)	$ 13,148,329
Gain on sale of discontinued operations, net of taxes	3,164,802
Total loss from discontinued operations	(3,274,747)	(23,834,894)	13,148,329
Disposal Group, Including Discontinued Operation, Balance Sheet Disclosures [Abstract]
Total Current Assets of Discontinued Operations		8,686,507
Total Non-Current Assets of Discontinued Operations		3,786,332
Total liabilities of Discontinued Operations		8,421,098
Discontinued operations held for sale | Hexin E-Commerce
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash consideration				¥ 5.0	$ 726,781
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Net Revenues	545,718	4,520,585	57,635,286
Operating costs and development	8,082,165	24,942,630	45,348,331
(Loss) income from discontinued operations	(7,536,447)	(20,422,045)	12,286,955
Other income (expense), net	1,097,265	365,927	1,926,334
(Loss) income before tax	(6,439,182)	(20,056,118)	14,213,289
Income tax provision	367	3,778,776	1,064,960
Net (loss) income from discontinued operations, net of tax	(6,439,549)	(23,834,894)	13,148,329
Gain on sale of discontinued operations, net of taxes	3,164,802
Total loss from discontinued operations	$ (3,274,747)	(23,834,894)	$ 13,148,329
Disposal Group, Including Discontinued Operation, Balance Sheet Disclosures [Abstract]
Cash and cash equivalents		4,257,104
Prepayments and other assets		771,431
Loan receivables-current, net of allowance		1,564,288
Amount due from related parties		2,093,684
Total Current Assets of Discontinued Operations		8,686,507
Loans receivable-non-current, net of allowance		2,908,597
Property, equipment and software, net		797,975
Right-of-use assets		79,760
Total Non-Current Assets of Discontinued Operations		3,786,332
Total Assets of Discontinued Operations		12,472,839
Accrued expenses and other current liabilities		1,768,816
Deferred revenue-current		220,910
Lease liabilities		37,287
Taxes payable		6,394,085
Total liabilities of Discontinued Operations		$ 8,421,098